Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities
Net income	$ 214,020	$ 162,668	$ 147,217
Adjustments to reconcile net income to operating cash flows
Depreciation and amortization	40,177	69,456	62,435
Provision for credit losses (recoveries)	2,396	(3,128)	8,491
Share-based payments and settlements	17,077	15,151	15,245
Net change in equity securities at fair value	(14)	7,096	102
Net realized (gains) losses on available-for-sale investments	19	239	(1,220)
Net (gains) losses on other real estate owned	(448)	53	104
(Increase) decrease in carrying value of equity method investments	(39)	(123)	(1,298)
Dividends received from equity method investments	169	442	2,845
Changes in operating assets and liabilities
(Increase) decrease in accrued interest receivable and other assets	(54,021)	13,295	(8,143)
Increase (decrease) in employee benefit plans, accrued interest payable and other liabilities	(65)	(13,800)	(37,628)
Cash provided by (used in) operating activities	219,271	251,349	188,150
Cash flows from investing activities
(Increase) decrease in securities purchased under agreements to resell	36,236	100,932	(54,756)
Short-term investments other than restricted cash: proceeds from maturities and sales	2,745,132	2,365,631	2,214,870
Short-term investments other than restricted cash: purchases	(2,548,734)	(2,748,942)	(1,815,887)
Available-for-sale investments: proceeds from sale	7,631	189,417	352,965
Available-for-sale investments: proceeds from maturities and pay downs	230,718	650,347	565,028
Available-for-sale investments: purchases	(83,900)	(1,771,776)	(1,313,884)
Held-to-maturity investments: proceeds from maturities and pay downs	403,424	652,359	538,345
Held-to-maturity investments: purchases	(383,332)	(1,233,329)	(533,379)
Net (increase) decrease in loans	(90,185)	(99,007)	25,555
Additions to premises, equipment and computer software	(26,876)	(15,724)	(20,566)
Proceeds from sale of other real estate owned	1,909	4,430	0
Cash provided by (used in) investing activities	292,023	(1,905,662)	(41,709)
Cash flows from financing activities
Net increase (decrease) in deposits	(415,566)	642,815	692,635
Issuance of subordinated capital, net of underwriting fees	0	0	97,647
Repayment of long-term debt	0	0	(70,000)
Common shares repurchased	(3,897)	(19,754)	(86,640)
Proceeds from stock option exercises	0	0	1,739
Cash dividends paid on common shares	(87,343)	(87,285)	(88,932)
Cash provided by (used in) financing activities	(506,806)	535,776	546,449
Net effect of exchange rates on cash, cash equivalents and restricted cash	(91,439)	7,536	42,707
Net increase (decrease) in cash, cash equivalents and restricted cash	(86,951)	(1,111,001)	735,597
Cash, cash equivalents and restricted cash: beginning of year	2,203,497	3,314,498	2,578,901
Cash, cash equivalents and restricted cash: end of year	2,116,546	2,203,497	3,314,498
Components of cash, cash equivalents and restricted cash at end of year
Cash and cash equivalents	2,100,787	2,179,833	3,289,592
Restricted cash included in short-term investments on the consolidated balance sheets	15,759	23,664	24,906
Total cash, cash equivalents and restricted cash at end of year	2,116,546	2,203,497	3,314,498
Supplemental disclosure of cash flow information
Cash interest paid	48,643	24,464	39,125
Cash income taxes paid	4,818	463	5,052
Supplemental disclosure of non-cash items
Transfer to (out of) other real estate owned	1,603	704	314
Transfers of HTM	998,157	0	0
Initial recognition of right-of-use assets and operating lease liabilities	3,476	1,575	323
Reduction in net loans due to initial adoption of a current expected credit loss model	$ 0	$ 0	$ 7,841